Note 12 - Long-term Incentive Plan (Details Textual) - USD ($)	1 Months Ended		12 Months Ended		135 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Apr. 25, 2019	Dec. 31, 2018	Oct. 06, 2009
Minimum Percentage of Fair Market Value for Non-qualified Stock Option Price			100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period (in shares)			420,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)	24,000		24,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	244,000		244,000	688,000	244,000		688,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 64,000
Share-based Payment Arrangement, Expense			6,000	$ 6,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 12,000		$ 12,000		$ 12,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			3 years 153 days
Ten Percent Shareholders [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price			110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			10 years
Other Employees [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price			100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			5 years
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			5 years
Number Of Years After Options Vested, Stock Price Reach Predetermined Vesting Price (Year)			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)					36,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total (in shares)			280,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	244,000		244,000		244,000
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)			1 year
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)			180 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)								1,300,000
The 2019 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period (in shares)		420,000
The 2019 Long-Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)						1,300,000
Avalon Holdings Corporation 2009 Long Term Incentive Plan And 2019 Long Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)						1,300,000